Income Taxes - Summary Of The Gross Unrecognized Tax Benefits, Exclusive Of Interest And Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, Beginning Balance	$ 5.3	$ 0.3	$ 1.0
Increases related to current year tax position	0.0	0.0	0.0
Increases related to prior year tax positions	5.6	5.3	0.0
Decreases related to prior year tax positions	(2.0)	0.0	0.0
Settlements	0.0	0.0	0.0
Lapse in statute of limitations	(0.8)	(0.3)	(0.7)
Gross unrecognized tax benefits, Ending Balance	8.1	5.3	0.3
LIONS GATE ENTERTAINMENT CORP. [Member]
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, Beginning Balance	12.1	64.9	70.2
Increases related to current year tax position	0.0	0.0	0.0
Increases related to prior year tax positions	2.0	8.9	0.2
Decreases related to prior year tax positions	(2.0)	0.0	0.0
Settlements	(2.6)	(60.7)	(4.3)
Lapse in statute of limitations	(1.4)	(1.0)	(1.2)
Gross unrecognized tax benefits, Ending Balance	$ 8.1	$ 12.1	$ 64.9